Victory Government Securities Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Bloomberg U.S. Aggregate Government Intermediate & MBS Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.32%	0.40%		1.67%
Lipper Intermediate U.S. Government Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.06%	(0.39%)		1.41%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.18%	0.75%		1.81%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.55%	(0.48%)		0.71%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	0.06%		0.92%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.40%	0.87%		1.91%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	0.98%	2.04%

[1]	Inception date of Class R6 is December 1, 2016.